Contingencies and Capital Commitments	12 Months Ended
Dec. 31, 2020
Contingencies and Capital Commitments [abstract]
Contingencies and Capital Commitments

33.   Contingencies and Capital Commitments

(a)    Caylloma Letter of Guarantee

The Caylloma Mine closure plan was updated in December 2018, with total undiscounted closure costs of $11,719 consisting of progressive closure activities of $3,774, final closure activities of $7,156, and post-closure activities of $789. Pursuant to the closure regulations, the Company is required to provide a guarantee of $9,933 to the Peruvian Government for 2020.

In January 2020, the Company established a security bond in the amount of $1,539 and a bank letter of guarantee in the amount of $8,394,  in compliance with local regulation and to collateralize Bateas’ mine closure plan. The security bond and the letter of guarantee expire on January 28, 2022.

In December 2020, the Company updated the closure plan which was submitted to the Mining Ministry for approval.  The Company expects the approval to occur during 2021.

(b)    San Jose Letter of Guarantee

The Company has established three letters of guarantee in the aggregate amount of $1,168 to fulfill its environmental obligations under the terms and conditions of the Environmental Impact Statements issued by the Secretaria de Medio Ambiente y Recursos Naturales (“SEMARNAT”) in 2009 in respect of the construction of the San Jose mine, and in 2017 and 2020 with respect to the expansion of the dry stack tailings facility at the San Jose mine. The letters of guarantee expire on December 31, 2023, June 15, 2022, and May 13, 2021, respectively.

(c)    Other Commitments

As at December 31, 2020, the Company had capital commitments of $558,  $386, and $134 for civil work, equipment purchases and other services at the Lindero Mine and the Caylloma and San Jose Mines, respectively, which are expected to be expended within one year.

(d)    Tax Contingencies

Peru

The Company was assessed $1,199  (4,343 Peruvian Soles), including interest and penalties of $664  (2,405 Peruvian Soles), for the 2010 tax year by SUNAT, the Peruvian tax authority, with respect to the deduction of certain losses arising from derivative instruments.  The Company has applied to the Peruvian tax court to appeal the assessment.

On January 22, 2019, the Peruvian tax court reaffirmed SUNAT’s position and denied the deduction. The Company believes the assessment is inconsistent with Peruvian tax law and that it is probable the Company will succeed on appeal through the Peruvian legal system. The Company has paid the disputed amount in full and has initiated proceedings through the Peruvian legal system to appeal the decision of the Peruvian tax court.

As at December 31, 2020, the Company has recorded the amount paid of $1,199  (4,343 Peruvian Soles) in long-term receivables and other, as the Company believes it is probable that the appeal will be successful (note 12).

(e)    SGM Royalty

In 2017 the Mexican Geological Service (“SGM”) advised the Company that a previous owner of one of the Company’s mineral concessions located at the San Jose Mine in Oaxaca, Mexico had granted the SGM a royalty of 3% of the billing value of minerals obtained from the concession.  The Company, supported by legal opinions from three independent law firms, has previously advised the Mexican mining authorities that it is of the view that no royalty is payable, and in 2018 initiated administrative and legal proceedings (the “Administrative Proceedings”) in the Mexican Federal Administrative Court (“FAC”) against the Dirección General de Minas (“DGM”) to remove reference to the royalty on the title register.  The proceedings are progressing in accordance with the procedures of the FAC.

In January 2020, the Company received notice from the DGM seeking to cancel the mining concession if the royalty, in the Mexican peso equivalent of $30,000 plus VAT (being the amount of the claimed royalty from 2011 to 2019), was not paid before March 15, 2020. In February 2020, the Company initiated legal proceedings (the “Amparo Proceedings”) against the DGM in the Juzgado Séptimo de Distrito en Materia Administrativa en la Ciudad de México (“District Court”) to contest and extinguish the cancellation procedure on the grounds that the royalty is not valid, and also to stay the cancellation process. The District Court in Mexico City admitted the Company’s legal proceedings on March 2, 2020 and granted a permanent stay of execution, which protects the Company from the cancellation of the concession until a final non-appealable resolution is reached on the legality of the DGM’s cancellation procedure.

On November 27, 2020, the District Court at first instance found that the Company suffered no harm from the initiation of the cancellation procedure and dismissed the proceedings (the “Procedural Finding”) without deciding on the merit of the Amparo Proceedings and on the validity of the royalty.  The Procedural Finding does not affect the permanent stay of execution, which remains in place. The Company’s Mexican advisors are of the view that the decision of the District Court is flawed. The Company’s legal position with respect to the disputed royalty remains unchanged. The Company intends to vigorously defend its position and has filed an appeal to the Procedural Finding with the Collegiate Court in Mexico.  The previously obtained stay of execution protects the Company from the cancellation of the concession and remains in place until all avenues of appeal have been exhausted. In the event that the Company does not prevail in the appeal, it may be required to pay the disputed royalty in order to preserve the mining concession. If the Company is required to pay the royalty, it will do so from available capital resources.

The Company has determined that it is more likely than not that it will succeed in these proceedings; therefore, no provision has been recorded as at December 31, 2020 and December 31, 2019.

(f)    Other Contingencies

The Company is subject to various investigations, royalties and other claims, legal, labor, and tax proceedings covering matters that arise in the ordinary course of business activities. Each of these matters is subject to various uncertainties, and it is possible that some of these matters may be resolved unfavorably for the Company. Certain conditions may exist as of the date these interim financial statements are issued that may result in a loss to the Company. None of these matters is expected to have a material effect on the results of operations or financial conditions of the Company.